CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CLP ($) $ in Thousands		Common Stock	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests	Total
Beggining balance at Dec. 31, 2021		$ 562,693,346	$ (51,745,399)	$ 5,110,606	$ (5,446,022)	$ (35,175,097)	$ (87,255,912)	$ 832,180,798	$ 1,307,618,232	$ 117,897,071	$ 1,425,515,303
Changes
Final dividends	[1]							(48,219,783)	(48,219,783)		(48,219,783)
Interim dividends	[2]							(49,919,838)	(49,919,838)		(49,919,838)
Interim dividends according to policy	[3]							(9,164,337)	(9,164,337)		(9,164,337)
Others increase (decrease) in Equity	[4]									(14,698,083)	(14,698,083)
Total comprehensive income (loss)	[5]		11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)	118,168,351	114,609,167	16,636,638	131,245,805
Increase (decrease) through changes in ownership interests in subsidiaries	[6]					102,625	102,625		102,625	(540,760)	(438,135)
Increase (decrease) for other contribitions from owners	[7]									1,648,121	1,648,121
Total changes in equity			11,706,309	(9,291,567)	(4,905,072)	(966,229)	(3,456,559)	10,864,393	7,407,834	3,045,916	10,453,750
Ending balance at Dec. 31, 2022		562,693,346	(40,039,090)	(4,180,961)	(10,351,094)	(36,141,326)	(90,712,471)	843,045,191	1,315,026,066	120,942,987	1,435,969,053
Changes
Final dividends	[1]							(3)	(3)		(3)
Interim dividends	[2]							(31,961,655)	(31,961,655)		(31,961,655)
Interim dividends according to policy	[3]							(20,864,709)	(20,864,709)		(20,864,709)
Others increase (decrease) in Equity	[4]									(14,037,509)	(14,037,509)
Effects business combination	[8]									1,090,587	1,090,587
Total comprehensive income (loss)	[5]		(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)	105,652,728	(14,520,253)	10,549,654	(3,970,599)
Other increases (decreases) for other changes	[9]					(28,406,226)	(28,406,226)		(28,406,226)		(28,406,226)
Increase (decrease) through changes in ownership interests in subsidiaries	[6]					(908,438)	(908,438)		(908,438)	(2,296,620)	(3,205,058)
Increase (decrease) for other contribitions from owners	[7]									2,768,700	2,768,700
Total changes in equity			(118,056,295)	(3,150,407)	1,033,532	(29,314,475)	(149,487,645)	52,826,361	(96,661,284)	(1,925,188)	(98,586,472)
Ending balance at Dec. 31, 2023		562,693,346	(158,095,385)	(7,331,368)	(9,317,562)	(65,455,801)	(240,200,116)	895,871,552	1,218,364,782	119,017,799	1,337,382,581
Changes
Final dividends	[1]							(10,565,360)	(10,565,360)		(10,565,360)
Interim dividends	[2]							(43,416,587)	(43,416,587)		(43,416,587)
Interim dividends according to policy	[3]							(37,055,482)	(37,055,482)		(37,055,482)
Others increase (decrease) in Equity	[4]									(14,775,755)	(14,775,755)
Effects business combination	[8]									20,756,762	20,756,762
Total comprehensive income (loss)	[5]		208,678,212	3,399,936	(1,112,502)	(1,568)	210,964,078	160,944,138	371,908,216	21,417,768	393,325,984
Other increases (decreases) for other changes	[9]					28,554,665	28,554,665		28,554,665	(128,043)	28,426,622
Increase (decrease) through changes in ownership interests in subsidiaries	[6]					(2,607,049)	(2,607,049)		(2,607,049)	(1,702,590)	(4,309,639)
Increase (decrease) for other contribitions from owners	[7]									2,746,184	2,746,184
Total changes in equity			208,678,212	3,399,936	(1,112,502)	25,946,048	236,911,694	69,906,709	306,818,403	28,314,326	335,132,729
Ending balance at Dec. 31, 2024		$ 562,693,346	$ 50,582,827	$ (3,931,432)	$ (10,430,064)	$ (39,509,753)	$ (3,288,422)	$ 965,778,261	$ 1,525,183,185	$ 147,332,125	$ 1,672,515,310

[1]	Corresponds to the difference between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of net income (Note 28 - Common Shareholders’ Equity).
[2]	Corresponds to Interim dividends that was paid on November 29, 2022, November 29, 2023 and November 28, 2024 as agreed at the Ordinary Board of Directors' Meeting.
[3]	Corresponds to the difference between CCU’s policy to distribute a minimum dividend of at least 50% of the net income (Note 28 - Common Shareholders’ Equity) and the interim dividends paid as of December 31 of each year.
[4]	Mainly related to dividends of Non-controlling interest.
[5]	See Note 28 - Common Shareholders’ Equity.
[6]	See Note 1 - General information, letter C), numbers (4), (9) and (13).
[7]	See Note 1 - General information, letter C), number (3).
[8]	See Note 1 General information, letter C) number (5) for 2023 and numbers (4) and (12) for 2024.
[9]	See Note 1 - General information, letter C), numbers (4) and (10).